Taxation - Reconciliation of weighted average statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before tax from continuing operations	€ 3,399	€ 5,653	€ 6,986
Weighted average statutory tax rate	25.20%	25.80%	25.80%
Weighted average statutory tax amount	€ 856	€ 1,459	€ 1,803
Participation exemption	(46)	(49)	(77)
Other income not subject to tax	(6)	(76)	(70)
Expenses not deductible for tax purposes	320	237	346
Impact on deferred tax from change in tax rates	(47)	(57)	50
Deferred tax benefit from previously unrecognised amounts	(6)
Current tax from previously unrecognised amounts	17	48	28
Write-off/reversal of deferred tax assets	24	2	4
State and local taxes	44	72	25
Adjustment to prior periods	(85)	16	7
Effective tax amount	€ 1,070	€ 1,652	€ 2,116
Effective tax rate	31.50%	29.20%	30.30%